Quarterly Holdings Report
for
Fidelity® High Dividend ETF
October 31, 2021
T17-NPRT1-1221
1.9880049.105

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.5%
	Shares	Value
COMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	119,312	$ 3,013,821
Lumen Technologies, Inc. (a)	157,660	1,869,847
Verizon Communications, Inc.	65,526	3,472,223
		8,355,891
Entertainment – 0.2%
Activision Blizzard, Inc.	25,221	1,972,030
Media – 2.2%
Cable One, Inc.	940	1,608,537
Comcast Corp. Class A	71,706	3,687,840
Fox Corp. Class A	61,999	2,463,840
News Corp. Class A	92,760	2,124,204
Nexstar Media Group, Inc. Class A	14,626	2,192,876
Omnicom Group, Inc.	29,154	1,984,804
Sirius XM Holdings, Inc. (a)	293,741	1,788,883
The Interpublic Group of Cos., Inc.	72,280	2,643,280
The New York Times Co. Class A	35,552	1,940,784
ViacomCBS, Inc. Class B	38,445	1,392,478
		21,827,526
TOTAL COMMUNICATION SERVICES		32,155,447
CONSUMER DISCRETIONARY – 5.6%
Distributors – 0.5%
Genuine Parts Co.	33,979	4,454,987
Hotels, Restaurants & Leisure – 1.1%
McDonald's Corp.	23,098	5,671,714
Starbucks Corp.	43,906	4,657,109
		10,328,823
Household Durables – 0.6%
Berkeley Group Holdings PLC	49,529	2,956,690
Newell Brands, Inc.	127,172	2,910,967
		5,867,657
Multiline Retail – 0.6%
Target Corp.	22,498	5,840,931
Specialty Retail – 1.5%
Lowe's Cos., Inc.	26,476	6,190,618
The Home Depot, Inc.	22,936	8,526,229
		14,716,847
Textiles, Apparel & Luxury Goods – 1.3%
Hanesbrands, Inc.	212,564	3,622,091
NIKE, Inc. Class B	36,196	6,055,229
VF Corp.	43,721	3,186,386
		12,863,706
TOTAL CONSUMER DISCRETIONARY		54,072,951
CONSUMER STAPLES – 11.9%
Beverages – 3.9%
PepsiCo, Inc.	119,083	19,243,813
The Coca-Cola Co.	336,077	18,944,660
		38,188,473

	Shares	Value

Household Products – 2.2%
The Procter & Gamble Co.	149,639	$ 21,396,881
Tobacco – 5.8%
Altria Group, Inc.	332,031	14,645,887
British American Tobacco PLC	331,606	11,575,083
Japan Tobacco, Inc.	601,600	11,794,578
Philip Morris International, Inc.	186,785	17,658,654
		55,674,202
TOTAL CONSUMER STAPLES		115,259,556
ENERGY – 10.6%
Oil, Gas & Consumable Fuels – 10.6%
Chevron Corp.	195,456	22,377,758
Exxon Mobil Corp.	380,492	24,530,319
Kinder Morgan, Inc.	997,663	16,710,855
ONEOK, Inc.	329,855	20,985,375
The Williams Cos., Inc.	646,929	18,172,236
TOTAL ENERGY		102,776,543
FINANCIALS – 20.4%
Banks – 10.8%
Bank of America Corp.	515,738	24,641,962
Citigroup, Inc.	225,466	15,593,229
JPMorgan Chase & Co.	148,689	25,260,774
US Bancorp	275,317	16,620,887
Wells Fargo & Co.	437,276	22,371,040
		104,487,892
Capital Markets – 2.5%
Blackstone, Inc. Class A	171,530	23,743,182
Insurance – 3.2%
MetLife, Inc.	238,759	14,994,065
Prudential Financial, Inc.	144,013	15,848,631
		30,842,696
Mortgage Real Estate Investment Trusts (REITs) – 2.6%
AGNC Investment Corp. (a)	692,379	11,022,674
Starwood Property Trust, Inc.	565,775	14,410,289
		25,432,963
Thrifts & Mortgage Finance – 1.3%
New York Community Bancorp, Inc. (a)	1,051,458	13,069,623
TOTAL FINANCIALS		197,576,356
HEALTH CARE – 6.4%
Biotechnology – 2.1%
AbbVie, Inc.	70,281	8,059,122
Amgen, Inc.	29,251	6,054,080
Gilead Sciences, Inc.	97,422	6,320,739
		20,433,941
Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	112,159	6,550,085
GlaxoSmithKline PLC	305,797	6,323,614
Johnson & Johnson	63,461	10,336,528

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Merck & Co., Inc.	98,199	$ 8,646,422
Organon & Co.	9,780	359,415
Pfizer, Inc.	217,327	9,505,883
		41,721,947
TOTAL HEALTH CARE		62,155,888
INDUSTRIALS – 2.0%
Aerospace & Defense – 0.5%
General Dynamics Corp.	4,853	983,946
Lockheed Martin Corp.	2,997	995,963
Northrop Grumman Corp.	2,659	949,848
Raytheon Technologies Corp.	15,786	1,402,744
		4,332,501
Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	7,198	1,536,557
Commercial Services & Supplies – 0.1%
Waste Management, Inc.	7,013	1,123,693
Construction & Engineering – 0.0%
ACS Actividades de Construccion y Servicios S.A.	17,447	456,912
Electrical Equipment – 0.2%
Eaton Corp. PLC	6,765	1,114,602
Emerson Electric Co.	9,820	952,638
		2,067,240
Industrial Conglomerates – 0.5%
3M Co.	6,158	1,100,311
CK Hutchison Holdings Ltd.	89,000	598,936
General Electric Co.	11,927	1,250,784
Honeywell International, Inc.	6,451	1,410,318
Jardine Matheson Holdings Ltd.	10,453	605,542
		4,965,891
Machinery – 0.3%
Caterpillar, Inc.	5,729	1,168,773
Illinois Tool Works, Inc.	4,351	991,463
PACCAR, Inc.	7,576	678,961
		2,839,197
Road & Rail – 0.2%
Union Pacific Corp.	6,226	1,502,956
TOTAL INDUSTRIALS		18,824,947
INFORMATION TECHNOLOGY – 21.0%
Communications Equipment – 1.2%
Cisco Systems, Inc.	206,300	11,546,611
IT Services – 3.3%
International Business Machines Corp.	66,862	8,364,436
Mastercard, Inc. Class A	33,420	11,213,078
Visa, Inc. Class A	59,337	12,565,797
		32,143,311

	Shares	Value

Semiconductors & Semiconductor Equipment – 3.8%
Broadcom, Inc.	20,090	$ 10,681,251
Intel Corp.	176,284	8,637,916
QUALCOMM, Inc.	57,106	7,597,382
Texas Instruments, Inc.	52,111	9,769,770
		36,686,319
Software – 6.1%
Microsoft Corp.	153,386	50,865,865
NortonLifelock, Inc.	295,111	7,510,575
		58,376,440
Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	316,646	47,433,571
HP, Inc.	267,670	8,118,431
Seagate Technology Holdings PLC	95,197	8,479,197
		64,031,199
TOTAL INFORMATION TECHNOLOGY		202,783,880
MATERIALS – 8.5%
Chemicals – 5.8%
Air Products & Chemicals, Inc.	38,316	11,487,520
Clariant AG	433,491	9,137,113
Dow, Inc.	183,538	10,272,622
Linde PLC (b)	48,604	15,514,397
LyondellBasell Industries N.V. Class A	109,330	10,148,010
		56,559,662
Containers & Packaging – 2.1%
Amcor PLC	873,601	10,544,364
International Paper Co.	191,448	9,509,222
		20,053,586
Metals & Mining – 0.6%
Fortescue Metals Group Ltd.	532,252	5,568,857
Paper & Forest Products – 0.0%
Sylvamo Corp. (b)	17,402	490,040
TOTAL MATERIALS		82,672,145
REAL ESTATE – 9.8%
Equity Real Estate Investment Trusts (REITs) – 9.8%
American Tower Corp.	36,460	10,280,626
Crown Castle International Corp.	47,458	8,556,678
Iron Mountain, Inc.	197,236	9,001,851
Omega Healthcare Investors, Inc.	171,831	5,044,958
Prologis, Inc.	74,706	10,829,382
Public Storage	30,110	10,001,940
Simon Property Group, Inc.	73,517	10,776,122
Ventas, Inc.	138,071	7,368,849
VEREIT, Inc.	2,058	103,517
Vornado Realty Trust	168,260	7,172,924
Welltower, Inc.	108,882	8,754,113
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
WP Carey, Inc.	94,658	$ 7,299,078
TOTAL REAL ESTATE		95,190,038
TOTAL COMMON STOCKS (Cost $842,038,227)		963,467,751
Money Market Funds – 1.4%

Fidelity Cash Central Fund, 0.06% (c)	1,403,679	1,403,959
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	12,429,232	12,430,475
TOTAL MONEY MARKET FUNDS (Cost $13,834,434)		13,834,434
TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $855,872,661)		977,302,185
NET OTHER ASSETS (LIABILITIES) (e) – (0.9%)		(8,785,111)
NET ASSETS – 100.0%		$968,517,074

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $207,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts (United States)	18	December 2021	$4,137,300	$178,655	$178,655
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$3,234,325	$13,284,394	$15,114,760	$ 363	$—	$—	$ 1,403,959	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	1,661,850	66,133,392	55,364,767	3,441	—	—	$12,430,475	0.0%
Total	$4,896,175	$79,417,786	$70,479,527	$3,804	$—	$—	$13,834,434
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
Quarterly Report	4

vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	6